Other Assets and Liabilities [Text Block]	12 Months Ended
Mar. 31, 2019
Text Block [Abstract]
Other Assets and Liabilities [Text Block]
14.	OTHER ASSETS AND LIABILITIES

Major components of other assets and liabilities at March 31, 2018 and 2019 were as follows:

	2018	2019
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥1,017,194	¥1,141,075
Other	1,190,885	1,394,794
Investments in equity method investees	2,219,196	2,487,389
Prepaid benefit cost (Note 13)	884,979	839,757
Cash collateral pledged for derivative transactions (Note 8)	1,473,109	1,276,897
Cash collateral for the use of Bank of Japan’s settlement infrastructure	851,066	911,528
Other	3,029,635	2,990,462

Total	¥10,666,064	¥11,041,902

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,247,652	¥1,289,672
Other	1,357,387	1,308,733
Deferred tax liabilities	654,053	624,062
Allowance for off-balance sheet credit instruments	81,739	119,307
Accrued benefit cost (Note 13)	64,735	65,690
Guarantees and indemnifications	41,349	45,346
Cash collateral received for derivative transactions (Note 8)	1,158,053	844,234
Accrued and other liabilities	2,802,445	3,061,462

Total	¥7,407,413	¥7,358,506

Investments in equity method investees include marketable equity securities carried at ¥1,627,896 million and ¥1,936,468 million at March 31, 2018 and 2019, respectively. Corresponding aggregated market values were ¥3,186,618 million and ¥2,702,838 million, respectively. Marketable equity securities include Morgan Stanley’s common stock carried at ¥1,206,998 million and ¥1,326,339 million at March 31, 2018 and 2019, respectively. As of March 31, 2019, the MUFG Group held approximately 24.01% of its common stock. Investments in equity method investees also include investments in Morgan Stanley MUFG Securities, Co., Ltd. at ¥174,459 million and ¥178,679 million at March 31, 2018 and 2019, respectively.

The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other-than-temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥5,465 million, ¥29,442 million and ¥51,645 million for the fiscal years ended March 31, 2017, 2018 and 2019 respectively. The impairment losses are included in Equity in earnings of equity method investees—net in the accompanying consolidated statements of income.

Summarized Financial Information of the MUFG Group’s Equity Method Investees

Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2018 and 2019, and for each of the three years ended March 31, 2019 is as follows:

	2018	2019
	(in billions)
Trading assets	¥29,008	¥29,392
Securities purchased under agreements to resell	8,525	10,718
Securities borrowed	14,431	15,416
Total assets	91,207	97,223
Deposits	17,043	19,948
Customer and other payables	20,709	21,431
Borrowings	20,713	21,165
Total liabilities	82,762	88,134
Noncontrolling interests	155	130

	2017	2018	2019
	(in billions)
Net revenues	¥3,939	¥4,354	¥4,365
Total non-interest expenses	2,871	3,133	3,170
Income from continuing operations before income taxes	1,068	1,221	1,195
Net income applicable to Morgan Stanley	730	759	944

Morgan Stanley early adopted the new accounting guidance on “Targeted Improvements to Accounting for Hedging Activities” on January 1, 2018. This resulted in recording a cumulative catch-up adjustment by Morgan Stanley, decreasing the MUFG Group’s proportionate share of Retained earnings as reflected on the MUFG Group’s consolidated statement of equity.

Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2018 and 2019, and for each of the three years ended March 31, 2019 is as follows:

	2018	2019
	(in billions)
Net loans	¥14,343	¥15,772
Total assets	26,008	28,910
Deposits	7,783	9,103
Total liabilities	21,209	23,423
Noncontrolling interests	1,009	1,135

	2017	2018	2019
	(in billions)
Total interest income	¥777	¥901	¥1,036
Total interest expense	252	329	430
Net interest income	525	572	606
Provision for credit losses	97	136	157
Income before income tax expense	147	337	205
Net income	97	229	135